Offerings	Dec. 01, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	4.650% Senior Notes Due 2028
Amount Registered | shares	451,426,000
Maximum Aggregate Offering Price	$ 451,426,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 62,341.93
Offering Note	Represents the aggregate principal amount of Omnicom Group Inc.’s (the “Company”) notes to be offered in the exchange offer to which the Company’s registration statement on Form S-4 (the “Registration Statement”) relates. The value of the securities to be cancelled upon the issuance of the Company’s 4.650% Senior Notes Due 2028, 4.750% Senior Notes Due 2030, 2.400% Senior Notes Due 2031, 5.375% Senior Notes due 2033, 3.375% Senior Notes due 2041 and 5.400% Senior Notes Due 2048 registered on the Registration Statement, calculated in accordance with Rule 457(f) under the Securities Act of 1933, as amended, is equal to the principal amount of such securities.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	4.750% Senior Notes Due 2030
Amount Registered | shares	591,859,000
Maximum Aggregate Offering Price	$ 591,859,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 81,735.73
Offering Note	See Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	2.400% Senior Notes Due 2031
Amount Registered | shares	457,358,000
Maximum Aggregate Offering Price	$ 457,358,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 63,161.14
Offering Note	See Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	5.375% Senior Notes Due 2033
Amount Registered | shares	278,341,000
Maximum Aggregate Offering Price	$ 278,341,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 38,438.89
Offering Note	See Note 1.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	3.375% Senior Notes Due 2041
Amount Registered | shares	494,331,000
Maximum Aggregate Offering Price	$ 494,331,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 68,267.11
Offering Note	See Note 1.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	5.400% Senior Notes Due 2048
Amount Registered | shares	491,657,000
Maximum Aggregate Offering Price	$ 491,657,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 67,897.83
Offering Note	See Note 1.